Cover Page Document	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Casella Waste Systems, Inc.
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	CWST
Security Exchange Name	NASDAQ
Entity Address, Address Line One	25 Greens Hill Lane,
Entity Address, City or Town	Rutland,
Entity Address, State or Province	VT
City Area Code	802
Local Phone Number	775-0325
Written Communications	false
Entity Emerging Growth Company	false
Entity File Number	000-23211
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	03-0338873
Entity Address, Postal Zip Code	05701
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000911177
Amendment Flag	false